Consolidated Statements of Equity and Comprehensive Income (Loss) (USD $)	Total	Ordinary Shares	Additional paid-in capital	Accumulated other comprehensive loss	Accumulated deficit	Total comprehensive loss
Beginning balance at Dec. 31, 2007	$ 3,012,519,022	$ 7,423,568	$ 3,313,375,972	$ (1,881)	$ (308,278,637)	$ 0
Beginning balance, shares at Dec. 31, 2007		18,558,919,712
Exercise of stock options, shares		69,770,815
Exercise of stock options	796,269	27,908	768,361
Issuance of ordinary shares, shares		3,699,094,300
Issuance of ordinary shares	165,100,000	1,479,638	163,620,362
Share-based compensation	11,617,572		11,617,572
Net income (loss)	(440,231,120)				(440,231,120)	(440,231,120)
Foreign currency translation adjustments	(437,242)			(437,242)		(437,242)
Ending balance at Dec. 31, 2008	2,749,364,501	8,931,114	3,489,382,267	(439,123)	(748,509,757)	(440,668,362)
Ending balance, shares at Dec. 31, 2008		22,327,784,827
Exercise of stock options, shares		48,101,777
Exercise of stock options	215,026	19,241	195,785
Share-based compensation	10,145,101		10,145,101
Net income (loss)	(963,537,205)				(963,537,205)	(963,537,205)
Foreign currency translation adjustments	52,960			52,960		52,960
Ending balance at Dec. 31, 2009	1,796,240,383	8,950,355	3,499,723,153	(386,163)	(1,712,046,962)	(963,484,245)
Ending balance, shares at Dec. 31, 2009		22,375,886,604
Exercise of stock options, shares		140,645,464
Exercise of stock options	2,217,678	56,258	2,161,420
Issuance of ordinary shares relating to litigation settlement, shares		1,789,493,218
Issuance of ordinary shares relating to litigation settlement	137,765,925	715,797	137,050,128
Issuance of warrant relating to litigation settlement	13,002,275		13,002,275
Issuance of ordinary shares, shares		3,028,038,461
Issuance of ordinary shares	199,122,212	1,211,215	197,910,997
Share-based compensation	8,794,633		8,794,633
Net income (loss)	13,100,397				13,100,397	13,100,397
Foreign currency translation adjustments	(706,128)			(706,128)		(706,128)
Ending balance at Dec. 31, 2010	$ 2,169,537,375	$ 10,933,625	$ 3,858,642,606	$ (1,092,291)	$ (1,698,946,565)	$ 12,394,269
Ending balance, shares at Dec. 31, 2010		27,334,063,747